EQI-Q3

Quarterly Report
April 30, 2026
MFS®  Equity Income Fund

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.3%
Aerospace & Defense – 1.8%
General Dynamics Corp.	10,297	$3,545,257
General Electric Co.	23,933	6,938,895
Leidos Holdings, Inc.	25,069	3,740,796
		$14,224,948
Alcoholic Beverages – 0.7%
Ambev S.A., ADR (l)	2,001,369	$5,843,997
Auto & Auto Components – 0.5%
Ford Motor Co.	315,049	$3,805,792
Brokerage & Asset Managers – 4.5%
Ameriprise Financial, Inc.	22,915	$10,879,813
Charles Schwab Corp.	17,442	1,598,385
Interactive Brokers Group, Inc.	61,456	4,885,752
Northern Trust Corp.	96,086	15,982,945
TPG, Inc.	54,486	2,376,679
		$35,723,574
Business Services – 0.9%
Accenture PLC, “A”	21,912	$3,915,894
Cognizant Technology Solutions Corp., “A”	61,688	3,263,295
		$7,179,189
Chemicals – 0.4%
Eastman Chemical Co.	38,252	$2,795,839
Construction – 1.4%
Masco Corp.	151,336	$10,868,952
Consumer Products – 1.7%
Colgate-Palmolive Co.	124,780	$10,651,221
Kimberly-Clark Corp.	27,324	2,689,501
		$13,340,722
Diversified Financial Services – 0.7%
Mastercard, Inc., “A”	11,159	$5,612,084
Electrical Equipment – 1.5%
Amphenol Corp., “A”	20,579	$3,030,669
Eaton Corp. PLC	20,557	8,901,387
		$11,932,056
Energy - Independent – 5.5%
Cenovus Energy, Inc.	203,669	$5,958,557
Chord Energy Corp.	21,223	3,090,069
Eni S.p.A.	331,426	9,366,270
EOG Resources, Inc.	22,152	3,113,907
Phillips 66	41,812	7,490,620
TotalEnergies SE	58,434	5,437,791
Valero Energy Corp.	34,612	8,742,299
		$43,199,513
Energy - Renewables – 0.3%
AES Corp.	178,461	$2,578,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	23,077	$2,986,395
Entertainment & Leisure – 2.2%
Brunswick Corp.	154,939	$12,309,903
Polaris, Inc.	71,566	4,742,679
		$17,052,582
Food & Beverages – 0.8%
General Mills, Inc.	59,611	$2,104,864
PepsiCo, Inc.	26,573	4,211,555
		$6,316,419
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	191,167	$3,221,164
Global Systemically Important Banks – 7.3%
Bank of America Corp.	234,295	$12,525,411
BNP Paribas S.A.	88,966	9,363,220
Citigroup, Inc.	138,205	17,687,476
ING Groep N.V.	140,229	4,067,335
JPMorgan Chase & Co.	4,937	1,546,416
State Street Corp.	49,145	7,511,322
Wells Fargo & Co.	61,065	5,021,375
		$57,722,555
Hardware, Peripherals, & Assembly – 3.5%
Apple, Inc.	34,196	$9,279,084
Arista Networks, Inc. (a)	37,422	6,463,154
Seagate Technology Holdings PLC	18,186	12,250,817
		$27,993,055
Health Maintenance Organizations – 2.2%
Cigna Group	46,299	$13,453,563
Humana, Inc.	15,975	3,777,129
		$17,230,692
Insurance – 4.2%
Equitable Holdings, Inc.	245,387	$10,355,331
Hartford Insurance Group, Inc.	24,835	3,397,676
Lincoln National Corp.	260,818	9,861,529
Voya Financial, Inc.	119,912	9,827,988
		$33,442,524
Interactive Media Services – 3.2%
Alphabet, Inc., “A”	47,934	$18,445,003
Meta Platforms, Inc., “A”	11,340	6,939,060
		$25,384,063
Machinery & Tools – 6.0%
AGCO Corp.	130,575	$15,802,186
Caterpillar, Inc.	11,971	10,655,507
Finning International, Inc.	188,695	13,819,250
Trane Technologies PLC	15,146	7,460,011
		$47,736,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 1.6%
Omnicom Group, Inc.	101,183	$7,762,760
TKO Group Holdings, Inc.	24,801	4,615,218
		$12,377,978
Medical & Health Technology & Services – 1.0%
McKesson Corp.	9,903	$8,072,926
Medical Equipment – 1.2%
Medtronic PLC	114,115	$9,239,892
Metals & Mining – 1.7%
Rio Tinto PLC	136,521	$13,650,447
Natural Gas - Pipeline – 0.5%
Enbridge, Inc.	75,911	$4,210,354
Network & Telecom – 1.1%
Qualcomm, Inc.	48,216	$8,658,629
Non-Global Systemically Important Banks – 4.2%
American Express Co.	32,134	$10,380,888
PNC Financial Services Group, Inc.	21,888	4,881,024
Popular, Inc.	121,157	18,213,532
		$33,475,444
Oil Services – 2.1%
TechnipFMC PLC	217,266	$16,418,792
Pharmaceuticals & Biotechnology – 8.1%
Bristol-Myers Squibb Co.	134,868	$8,171,652
Gilead Sciences, Inc.	78,238	10,236,660
GSK PLC	261,185	6,863,511
Johnson & Johnson	88,277	20,290,469
Pfizer, Inc.	703,670	18,787,989
		$64,350,281
Real Estate – 3.1%
Essential Properties Realty Trust, REIT	316,257	$9,939,957
W.P. Carey, Inc., REIT	205,748	15,005,202
		$24,945,159
Real Estate - Storage & Office – 1.7%
Cousins Properties, Inc., REIT	270,280	$6,921,871
Highwoods Properties, Inc., REIT	253,823	6,170,437
		$13,092,308
Restaurants – 1.2%
Aramark	200,470	$9,159,474
Retail & E-commerce – 4.2%
Amazon.com, Inc. (a)	52,206	$13,837,722
Home Depot, Inc.	30,061	9,884,057
Target Corp.	40,936	5,311,446
TJX Cos., Inc.	25,707	4,029,572
		$33,062,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 5.0%
Broadcom, Inc.	17,056	$7,119,686
KLA Corp.	2,366	4,141,328
Lam Research Corp.	67,366	17,370,997
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,575	10,921,354
		$39,553,365
Software – 2.1%
Microsoft Corp.	31,210	$12,726,814
Pegasystems, Inc.	58,571	2,140,770
Salesforce, Inc.	10,739	1,895,756
		$16,763,340
Tobacco – 2.5%
Altria Group, Inc.	84,459	$6,135,946
British American Tobacco PLC	162,231	9,526,620
Philip Morris International, Inc.	26,271	4,336,554
		$19,999,120
Transportation & Logistics – 0.4%
Union Pacific Corp.	10,980	$2,958,890
Utilities – 3.5%
Duke Energy Corp.	35,761	$4,632,838
Edison International	94,128	6,540,955
Portland General Electric Co.	315,508	16,384,330
		$27,558,123
Total Common Stocks		$753,739,149
Convertible Preferred Stocks – 3.0%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	59,884	$4,323,625
Utilities – 2.4%
NextEra Energy, Inc., 7.234%, 11/01/2027	181,893	$9,798,576
PG&E Corp., 6%, 12/01/2027	219,888	9,248,489
		$19,047,065
Total Convertible Preferred Stocks		$23,370,690
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	595,716	$2,720,049
Convertible Bonds – 0.2%
Utilities – 0.2%
PG&E Corp., 4.25%, 12/01/2027	$1,678,000	$1,719,111
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	8,042,536	$8,043,340
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	5,331,600	$5,331,600

Other Assets, Less Liabilities – (0.5)%		(3,770,287)
Net Assets – 100.0%		$791,153,652

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,043,340 and
$786,880,599, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$678,081,133	$—	$—	$678,081,133
United Kingdom	13,650,447	16,390,131	—	30,040,578
Canada	23,988,161	—	—	23,988,161
France	5,437,791	9,363,220	—	14,801,011
Taiwan	10,921,354	—	—	10,921,354
Italy	—	9,366,270	—	9,366,270
Brazil	8,564,046	—	—	8,564,046
Netherlands	—	4,067,335	—	4,067,335
U.S. Corporate Bonds	—	1,719,111	—	1,719,111
Investment Companies	13,374,940	—	—	13,374,940
Total	$754,017,872	$40,906,067	$—	$794,923,939
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,641,415	$61,115,445	$55,714,618	$515	$583	$8,043,340

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$150,948	$—